OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
OPERATING SEGMENTS
NOTE 20: -	OPERATING SEGMENTS

a.	General:

Commencing 2017, the Company operates in three segments, Evogene, Evofuel and Biomica. The segments were determined on the basis of information considered by the Chief Operating Decision-Maker ("CODM") for purposes of decision-making on the allocation of resources and evaluation of performance. The following Company's segments are engaged in business activities for which they earn revenues and incur expenses, their results are reviewed by the CODM and discrete financial information is available:

Evogene segment	-	Develops seed traits, ag-chemical products, and ag-biological products to improve plant performance.

Evofuel segment	-	Develops improved castor bean seeds to serve as a feedstock source for industrial uses.
Biomica segment	-	Discovery and development of human microbiome-based therapeutics

Segments performance is determined based on operating loss reported in the financial statements. The results of a segment reported to the CODM include items attributed directly to a segment, as well as other items, which are indirectly attributed using reasonable assumptions.

b.	The following table presents our revenues and operating loss by segments:

	Evogene	Evofuel	Biomica	Adjustments	Total

For the Year Ended December 31, 2018

Revenues	$1,641	$106	$-	$-	$1,747

Operating loss	$(18,473)	$(453)	$(1,063)	$-	$(19,989)

Net financing expenses					$(793)

Loss before taxes on income					$(20,782)

	Evogene	Evofuel	Biomica	Adjustments	Total

For the Year Ended December 31, 2017

Revenues	$3,247	$134	$-	$-	$3,381

Operating loss	$(21,430)	$(313)	$(204)	$-	$(21,947)

Net financing income					$1,120

Loss before taxes on income					$(20,827)

	Evogene	Evofuel	Adjustments	Total

For the Year Ended December 31, 2016

Revenues	$6,540	$-	$-	$6,540

Operating loss	$(20,168)	$(921)	$-	$(21,089)

Net financing income				1,533

Loss before taxes on income				$(19,556)

c.	Major customers:

Revenues from major customers each of whom amounts to 10% or more, of total revenues:

	Year ended December 31,
	2018	2017	2016

Customer A (shareholder)	38%	66%	77%
Customer B	-	*) -	11%
Customer C	19%	10%	12%
Customer D	13%	*) -	-

*) Represents an amount lower than 10%.

See also Note 21a.

d.	Geographical information:

Revenues based on the location of the customers, are as follows:

	Year ended December 31,
	2018	2017	2016

United States	57%	76%	89%
Germany	13%	10%	11%
Israel	12%	6%	-
Other	18%	8%	-

	100%	100%	100%